Property, Plant And Equipment - Schedule of Jointly-Owned Utility Plants (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Jointly Owned Facilities [Line Items]
Cost	$ 2,062
Accumulated Depreciation	(822)
Net Book Value	$ 1,240
San Juan Unit 1
Jointly Owned Facilities [Line Items]
Ownership (percent)	50.00%
Cost	$ 397
Accumulated Depreciation	(183)
Net Book Value	$ 214
Four Corners Units 4 and 5
Jointly Owned Facilities [Line Items]
Ownership (percent)	7.00%
Cost	$ 239
Accumulated Depreciation	(104)
Net Book Value	$ 135
Luna Energy Facility
Jointly Owned Facilities [Line Items]
Ownership (percent)	33.30%
Cost	$ 79
Accumulated Depreciation	(5)
Net Book Value	$ 74
Gila River Common Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	25.00%
Cost	$ 45
Accumulated Depreciation	(16)
Net Book Value	$ 29
Springerville Coal Handling Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	83.00%
Cost	$ 284
Accumulated Depreciation	(117)
Net Book Value	167
Transmission Facilities
Jointly Owned Facilities [Line Items]
Cost	1,018
Accumulated Depreciation	(397)
Net Book Value	$ 621
Transmission Facilities | Minimum
Jointly Owned Facilities [Line Items]
Ownership (percent)	1.00%
Transmission Facilities | Maximum
Jointly Owned Facilities [Line Items]
Ownership (percent)	80.00%